Stock-based Compensation - Summarized Option Activity (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Options Issued and Outstanding
Options Issued and Outstanding, Options granted (in shares)	37,964,549
2005 Stock Plan and 2015 Stock Option Plan
Options Issued and Outstanding
Options Issued and Outstanding, Beginning Balance (in shares)	41,395,719
Options Issued and Outstanding, Options granted (in shares)	37,964,549
Options Issued and Outstanding, Options exercised - vested (in shares)	(606,284)
Options Issued and Outstanding, Options forfeited (in shares)	(20,123,445)
Options Issued and Outstanding, Options expirations (in shares)	(2,500)
Options Issued and Outstanding, Ending balance (in shares)	58,628,039
Options Issued and Outstanding, Options vested and expected to vest (in shares)	50,670,325
Options Issued and Outstanding, Options vested and exercisable (in shares)	27,189,177
Weighted- Average Exercise Price
Weighted-Average Exercise Price, Beginning balance (in dollars per share) | $ / shares	$ 1.48
Weighted-Average Exercise Price, Options granted (in dollars per share) | $ / shares	0.28
Weighted-Average Exercise Price, Options exercised - vested (in dollars per share) | $ / shares	0.16
Weighted-Average Exercise Price, Options forfeited (in dollars per share) | $ / shares	0.74
Weighted-Average Exercise Price, Options expirations (in dollars per share) | $ / shares	0.22
Weighted-Average Exercise Price, Ending balance (in dollars per share) | $ / shares	0.25
Options expected to vest (in dollars per share) | $ / shares	0.25
Weighted-Average Exercise Price, Options vested and exercisable (in dollars per share) | $ / shares	$ 0.20
Weighted-Average Contractual Term [Roll Forward]
Weighted average contractual term	8 years 7 months 13 days
Weighted average contractual term, Options expected to vest	8 years 7 months 13 days
Weighted Average Contractual Term, Options vested and exercisable	7 years 11 months 27 days